Income Tax - Schedule of Income Tax Expenses (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Dec. 31, 2025 MYR (RM)
Tax payable
As at beginning of the year/period	RM 5,143,639	$ 1,259,522	RM 3,918,926	RM 3,918,926
Tax expenses	1,216,850	297,971	980,180	2,268,365
Tax payment	(1,242,552)	(304,264)	(1,013,294)	(1,043,652)
As at end of the year/period	5,117,937	1,253,229	3,885,812	5,143,639
Deferred tax liabilities
As at beginning of the year/period	1,005,135	246,127	907,405	907,405
Tax expenses	154,685	37,878	1,482	97,730
As at end of the year/period	1,159,820	284,005	908,887	1,005,135
Income tax expenses
- Current year/period	1,216,850	297,971	980,180	2,268,365
- Origination of temporary differences	154,685	37,878	1,482	97,730
Total income tax expenses	RM 1,371,535	$ 335,849	RM 981,662	RM 2,366,095